Other Income	6 Months Ended
Jun. 30, 2025
Other Income [Abstract]
OTHER INCOME
4.	OTHER INCOME

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$

Sundry income	1,061	-